Document and Entity Information	Jun. 29, 2022
Prospectus:
Document Type	497
Document Period End Date	Jun. 29, 2022
Entity Registrant Name	PACIFIC FUNDS SERIES TRUST
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2022
Document Effective Date	Jun. 30, 2022
Prospectus Date	Aug. 01, 2021
Pacific Funds Portfolio Optimization Moderate | CLASS A
Prospectus:
Trading Symbol	POCAX
Pacific Funds Portfolio Optimization Moderate | CLASS C
Prospectus:
Trading Symbol	POMCX
Pacific Funds Portfolio Optimization Moderate | ADVISOR CLASS
Prospectus:
Trading Symbol	POMDX